Income Taxes - Schedule of Provision for Income Taxes (Details) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current, Federal
Current, State			1,600	1,603
Total current			1,600	1,603
Deferred, Federal
Deferred, State
Total deferred
Provision for income taxes		$ 1,600	$ 1,600	$ 1,603